Segmental analysis - Adjusted profit reconciliation (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Disclosure of operating segments [line items]
Adjusted profit before tax	$ 10,673	$ 9,681	$ 11,538
Profit before tax	9,176	8,067	10,839
Operating segments
Disclosure of operating segments [line items]
Profit before tax	10,673	9,681	11,538
Significant items
Disclosure of operating segments [line items]
Profit before tax	(1,497)	(1,863)	(1,070)
– customer redress programmes (revenue)	(14)	(7)	18
– disposals, acquisitions and investment in new businesses (revenue)	(288)	0	0
Fair value movements on financial instruments	(220)	(48)	(194)
Restructuring and other related costs (revenue)	68	(237)	(70)
– customer redress programmes (operating expenses)	6	(32)	(17)
– impairment of goodwill and other intangible assets	(9)	(587)	0
– restructuring and other related costs (operating expenses)	(1,040)	(988)	(848)
– currency translation on significant items		36	41
Currency translation
Disclosure of operating segments [line items]
Profit before tax		$ 249	$ 371